Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Activities of Continuing Operations:
Income from continuing operations	$ 4,356	$ 6,468	$ 5,655
Adjustments to reconcile income from continuing operations to net cash flows provided by operating activities of continuing operations:
Depreciation and amortization	1,863	1,820	1,735
Deferred income tax provision	662	403	268
Stock compensation cost	158	219	250
Canadian government settlement	867	0	0
Change in:
Accounts receivable	438	(111)	476
Inventories and contracts in progress	844	636	465
Other current assets	55	115	(72)
Accounts payable and accrued liabilities	490	(89)	1,023
Global pension contributions	147	517	108
Other operating activities, net	214	670	640
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	6,698	6,994	7,314
Investing Activities of Continuing Operations:
Capital expenditures	1,652	1,594	1,569
Increase in customer financing assets	286	202	242
Decrease in customer financing assets	117	331	108
Investments in businesses	538	402	151
Dispositions of businesses	200	344	1,560
Proceeds from Sale of Finance Receivables	437	593	722
Payments for (Proceeds from) Derivative Instrument, Investing Activities	(160)	(93)	323
Other investing activities, net	91	169	(16)
Net cash flows used in investing activities of continuing operations	(2,527)	(2,192)	(1,323)
Financing Activities of Continuing Operations:
Issuance of long-term debt	1,744	98	89
Repayment of long-term debt	1,764	304	2,864
Increase (decrease) in short-term borrowings, net	795	(346)	(113)
Proceeds from Issuance of Common Stock - Equity unit settlement	1,100	0	0
Common Stock issued under employee stock plans	41	187	378
Dividends paid on Common Stock	2,184	2,048	1,908
Repurchase of Common Stock	10,000	1,500	1,200
Other financing activities, net	(508)	(334)	(313)
Net cash flows (used in) provided by financing activities of continuing operations	(10,776)	(4,247)	(5,931)
Discontinued Operations:
Net cash (used in) provided by operating activities	(372)	342	(437)
Net cash provided by investing activities	9,000	(113)	210
Cash Provided by (Used in) Financing Activities, Discontinued Operations	(9)	(12)	(9)
Net cash flows (used in) provided by discontinued operations	8,619	217	(236)
Cash and Cash Equivalents, end of period	7,075	5,235	4,619
Effect of foreign exchange rate changes on cash and cash equivalents	(174)	(156)	(41)
Net increase (decrease) in cash and cash equivalents	1,840	616	(217)
Cash and Cash Equivalents, beginning of period	5,235	4,619	4,836
Cash and Cash Equivalents, end of period	7,075	5,235	4,619
Less: Cash and cash equivalents of businesses held for sale	0	6	12
Cash and cash equivalents of continuing operations, end of year	7,075	5,229	4,607
Supplemental Disclosure of Cash Flow Information:
Interest paid, net of amounts capitalized	1,057	1,076	1,045
Income taxes paid, net of refunds	2,060	2,024	2,789
Domestic Defined Benefit Plan Stock Contributions By Employer	$ 250	$ 0	$ 0